Stockholders' Equity	12 Months Ended
Dec. 31, 2010
Stockholders' Equity [Abstract]
Stockholders' equity
12. Stockholders’ equity:
  (a) Authorized Share Capital:
     On September 12, 2005, our authorized share capital was increased to 200,000,000 shares of common stock from 24,000,000 shares of common stock with par value of $0.01 per share and to 5,000,000 shares of preferred stock from 1,000 shares of preferred stock with a par value of $0.01 per share.
  (b) Initial Public Offering:
     On April 26, 2006, we sold 13,000,000 shares of our common stock, $.01 par value per share, in our initial public offering. These shares were offered to the public at $24.00 per share, and we recorded proceeds of approximately $292,500 after underwriter fees of $19,500. In addition, we incurred transaction costs of $3,865 associated with the issuance that were netted against the proceeds of the offering. Our stock began trading on the New York Stock Exchange on April 21, 2006.
  (c) Stock-based Compensation:
     We maintain option plans under which we grant stock-based compensation to employees, officers and directors to purchase our common stock. The exercise price of each option is based on the fair value of the issuing company’s common stock at the date of grant. Options may be exercised over a five or ten-year period and generally a third of the options vest on each of the first three anniversaries from the grant date. Upon exercise of stock options, we issue our common stock.
     For grants of stock-based compensation on or after January 1, 2006, we apply the prospective transition method prescribed by U.S. GAAP, whereby we recognize expense associated with new awards of stock-based compensation ratably, as determined using a Black-Scholes pricing model, over the expected term of the award.
     In November 2006, we assumed the stock option plan of Pumpco, which included 145,000 outstanding employee stock options at an exercise price of $5.00 per share. The exercise price of these stock options was $5.00 per share, which was below market price at the date of grant pursuant to the agreed-upon conversion rate negotiated as part of the acquisition. These options vested ratably over the three-year term. Upon exercise of these Pumpco stock options, we issue shares of our common stock.
  (i) Employee Stock Options Granted Between October 1, 2005 and December 31, 2005:
     For grants of stock-based compensation between October 1, 2005 and December 31, 2005, we have utilized the modified prospective transition method to record expense associated with these stock-based compensation instruments. Under this transition method, beginning January 1, 2006, we began to recognize expense related to these option grants over the applicable vesting period, with expense calculated by applying a Black-Scholes pricing model with the following assumptions: risk-free rate of 4.23% to 4.47%; expected term of 4.5 years and no dividend rate. The weighted average fair value of these option grants was $2.05 per share.
     For the year ended December 31, 2008, the compensation expense recognized related to these stock options was $270, which reduced net income by $174. There was no impact on basic and diluted earnings per share from continuing operations as reported for the year ended December 31, 2008 attributable to the compensation expense recognized related to these stock options. These awards were 100% vested at December 31, 2008.
  (ii) Employee Stock Options Granted On or After January 1, 2006:
     For grants of stock-based compensation on or after January 1, 2006, we apply the prospective transition method prescribed by U.S. GAAP, whereby we recognize expense associated with new awards of stock-based compensation ratably, as determined using a Black-Scholes pricing model, over the expected term of the award.
     During the years ended December 31, 2010 and 2009, the Compensation Committee of our Board of Directors authorized and issued to our officers and employees 480,300 and 875,300 employee stock options, respectively, and 774,800 and 1,191,400 non-vested restricted shares, respectively. The stock options granted on January 29, 2010 had an exercise price of $12.53 per share. Stock option grants in 2009 had an exercise price which ranged from $6.41 to $6.78 per share. The exercise price represented the fair market value of the shares on the date of grant. These stock option grants vest ratably over a three-year term. In addition, our directors received stock option grants during 2010 and 2009 of 30,000 and 40,000 shares, respectively, which vest ratably over a three-year period. Furthermore, the directors received 34,296 shares of non-vested restricted stock in 2010 which vests 100% on January 29, 2011 and received 109,608 shares of non-vested restricted stock in 2009 which vested 100% on January 30, 2010. The fair value of the stock option grants was determined by applying a Black-Scholes option pricing model based on the following assumptions:

	For the Year Ended December 31,
Assumptions:	2010	2009
Risk-free rate	1.38% to 2.34%	0.89% to 2.51%
Expected term (in years)	3.7 to 5.1	2.2 to 5.1
Volatility	50%	29% to 47%
Calculated fair value per option	$4.83 to $5.81	$1.14 to $3.01
     The weighted average fair value of stock option grants for the years ended December 31, 2010, 2009 and 2008 was $5.74, $1.82 and $4.62, respectively.
     For stock option grants made prior to the second quarter of 2008, we did not have sufficient historical market data in order to determine the volatility of our common stock. In accordance with U.S. GAAP, we analyzed the market data of peer companies and calculated an average volatility factor based upon changes in the closing price of these companies’ common stock for a three-year period. This volatility factor was then applied as a variable to determine the fair value of our stock option grants. For stock options granted during or after the second quarter of 2008, we calculated an average volatility factor for our common stock for the period from April 21, 2006 through the respective quarter end, or for the three-year period then ended. These volatility calculations were used to compute the calculation of the fair market value of stock option grants made subsequent to June 30, 2008.
     We projected a rate of stock option forfeitures based upon historical experience and management assumptions related to the expected term of the options. After adjusting for these forfeitures, we expect to recognize expense totaling $19,538 related to our stock option grants made after January 1, 2006. For the years ended December 31, 2010, 2009 and 2008, we have recognized expense related to these stock option grants totaling $2,321, $3,943 and $5,166, respectively, which represents a reduction of net income before taxes. The impact on net income (loss) was a reduction of $1,439, $2,926 and $3,332, respectively. The unrecognized compensation costs related to the non-vested portion of these awards was $2,418 as of December 31, 2010 and will be recognized over the applicable remaining vesting periods.
     The non-vested restricted shares were granted at fair value on the date of grant. If the restricted non-vested shares are not forfeited, we will recognize compensation expense related to our 2010, 2009 and 2008 grants to officers and employees totaling $9,781, $7,634 and $14,025, respectively, over the three-year vesting period. We expect to recognize expense associated with grants to our directors in 2010, 2009 and 2008 totaling $430, $703 and $402, respectively, over a twelve-month vesting period.
     The following tables provide a roll forward of stock options from December 31, 2007 to December 31, 2010 and a summary of stock options outstanding by exercise price range at December 31, 2010:

	Options Outstanding
		Weighted
		Average
		Exercise
	Number	Price
Balance at December 31, 2007	3,730,761	$13.36
Granted	408,596	$17.90
Exercised	(1,238,819)	$9.70
Cancelled	(154,026)	$20.11

Balance at December 31, 2008	2,746,512	$15.33
Granted	915,300	$6.41
Exercised	(123,858)	$4.01
Cancelled	(154,334)	$20.17

Balance at December 31, 2009	3,383,620	$13.09
Granted	510,300	$12.53
Exercised	(599,035)	$13.49
Cancelled	(153,305)	$18.16

Balance at December 31, 2010	3,141,580	$12.68

	Options Outstanding			Options Exercisable
		Weighted	Weighted		Weighted	Weighted
	Outstanding at	Average	Average	Exercisable at	Average	Average
	December 31,	Remaining	Exercise	December 31,	Remaining	Exercise
Range of Exercise Price	2010	Life (Months)	Price	2010	Life (months)	Price
$5.00	65,000	29	$5.00	65,000	29	$5.00
$6.69 - $8.16	1,386,031	77	$6.54	793,276	63	$6.63
$11.66 - $12.53	573,569	103	$12.43	63,269	57	$11.66
$15.90	275,400	85	$15.90	176,644	73	$15.90
$17.60 - $19.87	412,011	73	$19.82	412,011	73	$19.82
$22.55 - $24.07	333,069	64	$23.97	333,069	64	$23.97
$26.26 - $27.11	45,000	77	$26.35	45,000	77	$26.35
$29.88	40,000	89	$29.88	26,667	89	$29.88
$34.19	11,500	90	$34.19	7,667	90	$34.19

	3,141,580	80	$12.68	1,922,603	66	$14.32

     The total intrinsic value of stock options exercised during the years ended December 31, 2010 and 2009 was $7,888 and $568, respectively. The total intrinsic value of all in-the-money vested outstanding stock options at December 31, 2010 was $29,330. Assuming all stock options outstanding at December 31, 2010 were vested, the total intrinsic value of all in-the-money outstanding stock options would have been $53,394.
  (d) 2008 Incentive Award Plan:
     In March 2008, upon the recommendation of the Compensation Committee and subject to approval by stockholders, our Board of Directors approved the Complete Production Services, Inc. 2008 Incentive Award Plan, which was intended to succeed the prior stock option plan, the Amended and Restated 2001 Stock Incentive Plan, pursuant to which, 2,500,000 shares of common stock were authorized for future issuance to our directors, officers and employees in conjunction with stock-based compensation arrangements. On May 22, 2008, stockholders owning more than a majority of the shares of our common stock adopted the 2008 Stock Incentive Plan. We subsequently filed a registration statement on Form S-8 and made grants to our directors, officers and employees. In March 2009, upon the recommendation of the Compensation Committee and as approved by our stockholders owning more than a majority of the shares of our common stock on May 24, 2009, we amended the 2008 Incentive Award Plan to increase the number of shares authorized for future issuance to up to 6,400,000 shares. As amended, the aggregate number of shares of common stock available for issuance under the 2008 Incentive Award Plan will be reduced by (i) 1.3 shares for each share of common stock delivered in settlement of any full value award, and (ii) 1.0 shares for each share of common stock delivered in settlement of any option, stock appreciation right or any other award that is not a full value award. If all of the shares authorized by the amendment to the 2008 Incentive Award Plan were granted as full value awards, then there would be 4,900,000 shares granted as full value awards and no shares available for issuance as awards that were not full value awards. For purposes of the 2008 Incentive Award Plan, full value awards mean any award other than (i) an option, (ii) a stock appreciation right or (iii) any other award for which the holder pays the intrinsic value existing as of the date of grant (whether directly or by forgoing a right to receive a payment from us or any subsidiary of ours). We subsequently filed a registration statement on Form S-8 and made grants to our directors, officers and employees under the 2008 Incentive Award Plan, as amended. The 2008 Stock Incentive Plan provides that forfeitures under the Amended and Restated 2001 Stock Incentive Plan will become available for issuance under the 2008 Incentive Award Plan.
  (e) Non-vested Restricted Stock:
     We present the amortization of non-vested restricted stock as an increase in additional paid-in capital. At December 31, 2010 and 2009, amounts not yet recognized related to non-vested stock totaled $9,704 and $9,727, respectively, which represented the unamortized expense associated with awards of non-vested stock granted to employees, officers and directors under our compensation plans. Compensation expense associated with these grants of non-vested stock is determined as the fair value of the shares on the date of grant, and recognized ratably over the applicable vesting periods. We recognized compensation expense associated with non-vested restricted stock totaling $9,233, $8,222 and $6,934 for the years ended December 31, 2010, 2009 and 2008, respectively.
     The following table summarizes the change in non-vested restricted stock from December 31, 2007 to December 31, 2010:

	Non-vested
	Restricted Stock
		Weighted
		Average
	Number	Grant Price
Balance at December 31, 2007	625,871	$9.46
Granted	618,632	$23.32
Vested	(422,461)	$9.94
Forfeited	(32,851)	$12.47

Balance at December 31, 2008	789,191	$19.95
Granted	1,301,008	$6.41
Vested	(406,880)	$16.75
Forfeited	(47,754)	$9.85

Balance at December 31, 2009	1,635,565	$10.27
Granted	809,096	$12.62
Vested	(679,815)	$10.89
Forfeited	(91,992)	$10.89

Balance at December 31, 2010	1,672,854	$11.12

  (f) Common Shares Issued for Acquisitions:
     On October 4, 2008, we issued 588,292 unregistered shares of our $0.01 par value common stock as a portion of the purchase consideration for Appalachian Well Service, Inc. and its wholly owned subsidiary. See Note 3, “Business combinations”. In connection with this issuance, we recorded common stock and additional paid-in capital totaling $8,854, based on an issuance price of $15.04 per share, based on an average of the closing and opening price of our common stock on the business day proceeding and following the acquisition date. The number of shares issued was calculated based upon the agreed-upon purchase price negotiated with the seller.
  (g) Treasury Shares:
     In accordance with the provisions of the 2008 Incentive Award Plan, holders of unvested restricted stock were given the option to either remit to us the required withholding taxes associated with the vesting of restricted stock, or to authorize us to repurchase shares equivalent to the cost of the withholding tax and to remit the withholding taxes on behalf of the holder. Pursuant to this provision, we repurchased the following shares during the year ended December 31, 2010:

	Shares	Average Price	Extended
Period	Purchased	Paid per Share	Amount
January 1 — 31, 2010	109,360	$12.53	$1,370
March 1 — 31, 2010	902	14.06	13
April 1 — 30, 2010	426	11.84	5
May 1 — 31, 2010	1,260	14.48	18
June 1— 30, 2010	355	14.83	4
July 1 — 31, 2010	591	14.38	8
December 1 — 31, 2010	436	29.00	13

	113,330		$1,431

     These shares were included as treasury stock at cost in the accompanying balance sheet as of December 31, 2010. We expect to purchase additional shares in the future pursuant to this plan provision.